Investments In Affiliated Companies, Partnership And Other Companies (Investments In Companies Accounted For Under The Equity Method) (Details) € in Thousands	1 Months Ended		3 Months Ended	12 Months Ended
	Jul. 31, 2016 EUR (€)	Jul. 31, 2016 USD ($)	Jun. 30, 2016 USD ($)	Dec. 31, 2017 EUR (€)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)		Nov. 30, 2010
Investments In Affiliated Companies, Partnership And Other Companies [Line Items]
Equity method investments					$ 164,761,000	$ 173,396,000
Impairment on affiliated company					0	2,500,000	$ 0
Equity Method Investments, additional investment through convertible bonds					4,964,000	19,277,000	23,852,000
Subsidiary A
Investments In Affiliated Companies, Partnership And Other Companies [Line Items]
Equity method investments					$ 65,799,000	65,594,000
Equity method investment ownership percentage					50.00%
Proceeds from Dividends Received					$ 9,374,000	2,140,000
Rafael Advanced Defense Systems Ltd
Investments In Affiliated Companies, Partnership And Other Companies [Line Items]
Equity method investment ownership percentage					50.00%
Subsidiary B
Investments In Affiliated Companies, Partnership And Other Companies [Line Items]
Equity method investments					$ 21,708,000	19,974,000
Equity method investment ownership percentage					50.00001%
Ownership percentage in subsidiaries									49.00%
Payments to Acquire Additional Interest in Subsidiaries					$ 1,300,000
Subsidiary Of Rafael
Investments In Affiliated Companies, Partnership And Other Companies [Line Items]
Equity method investment ownership percentage					49.99999%
Subsidiary C
Investments In Affiliated Companies, Partnership And Other Companies [Line Items]
Equity method investments					$ 0	11,881,000
Ownership percentage in subsidiaries					40.00%
Impairment on affiliated company					$ 2,500,000
Consideration received in sale					12,000,000
Subsidiary D
Investments In Affiliated Companies, Partnership And Other Companies [Line Items]
Equity method investments					$ 15,000,000	19,120,000	$ 20,000,000	[1]
Ownership percentage in subsidiaries					33.00%
Subsidiary E
Investments In Affiliated Companies, Partnership And Other Companies [Line Items]
Equity method investments					$ 18,003,000	18,003,000
Ownership interest acquired by noncontrolling interest	20.00%	20.00%		3.00%	3.00%
Ownership percentage in subsidiaries					77.00%
Deconsolidation, Gain (Loss), Amount		$ 10,500,000
Subsidiary F
Investments In Affiliated Companies, Partnership And Other Companies [Line Items]
Equity method investments					$ 27,927,000	25,707,000
Payments to Acquire Interest in Joint Venture			$ 13,400,000
Subsidiary G
Investments In Affiliated Companies, Partnership And Other Companies [Line Items]
Equity method investments					$ 5,114,000	5,107,000
Ownership percentage in subsidiaries					71.00%
Others
Investments In Affiliated Companies, Partnership And Other Companies [Line Items]
Equity method investments					$ 11,210,000	$ 8,010,000
Strategic Investor | Subsidiary E
Investments In Affiliated Companies, Partnership And Other Companies [Line Items]
Payments to Acquire Additional Interest in Subsidiaries	€ 16,000	$ 18,000,000		€ 2,500	$ 2,800,000
Wholly-Owned U.K Subsidiary | Corporate Joint Venture | Subsidiary F
Investments In Affiliated Companies, Partnership And Other Companies [Line Items]
Joint Venture, Ownership Percentage			50.00%
Kellogg Brown & Root Limited | Corporate Joint Venture | Subsidiary F
Investments In Affiliated Companies, Partnership And Other Companies [Line Items]
Joint Venture, Ownership Percentage			50.00%

[1]	Company D is a European company held 33% by the Company. During 2015, the Company, through a wholly-owned Israeli subsidiary, invested approximately $20,000 in Company D, which is engaged in the area of composite aerostructure parts manufacturing for commercial aircraft.